Basis of presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
1.	Basis of presentation:

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue in operation for the foreseeable future and be able to realize its assets and satisfy its liabilities in its normal course of business. Certain conditions and events exist that cast substantial doubt on the Company’s ability to continue as a going concern. The Company incurred a significant loss from operations in 2011 and used significant amounts of cash in operating activities during 2011.

Continued operations depend upon the Company’s ability to generate future profitable operations and/or obtain additional financing to fund future operations and, ultimately, to generate positive cash flows from operating activities. There can be no assurance that the Company will be successful in obtaining additional financing or generating positive cash flows from operations.

Should the Company be unable to generate positive cash flows from operations or secure additional financing in the foreseeable future, the application of the going concern principle for financial statement reporting purposes may no longer be appropriate. These financial statements do not include any adjustments related to the valuation or classification of recorded asset amounts or the amounts or classification of liabilities that may be necessary should the Company be unable to continue as a going concern.